Expense Example	Jan. 31, 2026 USD ($)
Boston Common ESG Impact International Fund | Boston Common ESG Impact International Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,233
Boston Common ESG Impact U.S. Equity Fund | Boston Common ESG Impact U.S. Equity Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,352
Boston Common ESG Impact Emerging Markets Fund | Boston Common ESG Impact Emerging Markets Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,561
Boston Common ESG Impact U.S. Value Fund | Boston Common ESG Impact U.S. Value Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	$ 544